June 3, 2008

UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
DIVISION OF CORPORATION FINANCE
H. Roger Schwall, Assistant Director
ATTN: Mellissa Campbell Duru
100 F Street NW, Mail Stop 7010
WASHINGTON, D.C. 20549-2000

RE:    Post Effective Amendment No. 1 for the following:
          Sterling Oil & Gas
          Registration Statement on Form S-1
          Effective March 14, 2008
          File No.333-148034

To Whom It May Concern:

Sterling Oil & Gas has filed concurrently herewith Post Effective Amendment No. 1 with the Commission.  To date, no sales have been made pursuant to the effective registration statement.

The Post Effective Amendment:

(1) changes the offering price for the Company and the Selling Shareholders from $.50 to $.20;
(2) changes the the total securities offered by the Company from 10,000,000 common shares to 5,000,000, units, each unit consisting of one share of common stock and one warrant to purchase a common share;
(3)  makes no change in the warrant exercise price of the Selling Shareholder warrants;
(4) includes the latest financial statements for the year ended February 29, 2008;
(5) updates the use of proceeds and MDA sections to reflect the changes in the offering price and the latest financial statements;
(6) includes updated Properties disclosures

A marked copy of the S-1 accompanies this correspondence filing.   All changes from the registration statement declared effective March 14, 2008 are marked.

Please contact the undersigned with any questions you may have.

Very truly yours,

STRONG AND HANNI

Scott R. Jenkins